Share Capital, textual 2(Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	May 09, 2008	Dec. 11, 2007	Jun. 03, 2008
Class of Stock [Line Items]
Ordinary shares issued	83,450,266	83,436,484
Ordinary shares par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
IPO
Class of Stock [Line Items]
Sale Of Stock Number Of Shares Sold In Transaction					10,000,000
Share Price					$ 19
Ordinary shares issued					54,500,000
Ordinary shares par value					$ 0.001